Share based compensation reserve - Reserve Summary (Details) $ / shares in Units, € in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2025 EUR (€)	Mar. 31, 2025 USD ($) $ / shares	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reserve of share-based payments	€ 26.2
Reserve of share-based payments	25.6
Disclosure of reserves within equity [line items]
Dividends paid, ordinary shares	25.3	$ 26.2	€ 22.3	$ 24.4
Dividends paid, ordinary shares per share | $ / shares		$ 0.17		$ 0.15
Share based compensation reserve
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reserve of share-based payments	26.2		31.4
Reserve of share-based payments	25.6		34.5
Share based compensation reserve | Non-Executive Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge	0.1		0.1
Share based compensation reserve | Key Management Personnel Of Entity Or Parent, Reclassification to tax liability
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reclassification of awards for settlement of tax liabilities	(4.2)		0.0
Share based compensation reserve | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge	€ 3.5		€ 3.0